Fees Summary	Nov. 29, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 737,000
Previously Paid Amount	0.00
Total Fee Amount	112.83
Total Offset Amount	0.00
Net Fee	112.83
Narrative - Max Aggregate Offering Price	$ 737,000
Final Prospectus	true